Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Dividends Declared And Paid [Abstract]
Dividends declared per common share	$ 1.96	$ 1.78
Dividends declared	$ 908	$ 861
Dividends reinvested	(21)	(27)
Dividends paid	$ 887	$ 834